Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	mist1_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 26, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013

LORD ABBETT MID CAP VALUE PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Lord Abbett Mid Cap Value Portfolio (the "Portfolio") from Lord, Abbett & Co. LLC ("Lord Abbett") to Invesco Advisers, Inc. ("Invesco") to be effective October 1, 2013, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Invesco. Effective October 1, 2013, the name of the Portfolio will change to Invesco Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Lord Abbett will change to Invesco. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lord Abbett and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective October 1, 2013:

In the Portfolio Summary, the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

High total return by investing in equity securities of mid-sized companies.

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses	0.75%	1.00%	0.90%
Fee Waiver*	(0.02%)	(0.02%)	(0.02%)

Net Operating Expenses	0.73%	0.98%	0.88%

*	Restated to reflect that, provided the Portfolio's daily net assets are between $750 million and $1.4 billion, MetLife Advisers LLC has contractually agreed, for the period October 1, 2013 through April 30, 2015, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.625% of the first $1.4 billion of the Portfolio's average daily net assets and 0.600% of such assets over $1.4 billion. This arrangement may be modified or discontinued prior to April 30, 2015, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2015. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$239	$416	$931
Class B	$100	$318	$553	$1,227
Class E	$90	$286	$498	$1,110

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Invesco Advisers, Inc. ("Invesco"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in equity securities of mid-sized companies. Invesco seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook. Invesco emphasizes a value style of investing, seeking securities of companies that it believes are undervalued. Invesco will consider selling a security if it reaches Invesco's estimate of fair value or if a more attractive investment opportunity is identified.

The Portfolio considers a company to be a mid-sized company if it has a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2012, the market capitalizations of companies in the Russell Midcap® Index ranged from $312.72 million to $24.98 billion. The Portfolio invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts ("REITs").

The Portfolio can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Portfolio can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Portfolio will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Portfolio can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Portfolio can also invest in options to mitigate risk.

In the Portfolio Summary, in the section entitled "Principal Risks" the following disclosure is added after the final paragraph:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the first paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The information below shows the volatility of the Portfolio's returns from year to year and how the Portfolio's average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. Effective October 1, 2013, Invesco became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers. As with all mutual funds, past returns are not a prediction of future returns.

Lord Abbett Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mist1_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 26, 2013

TO THE

PROSPECTUS DATED APRIL 29, 2013

LORD ABBETT MID CAP VALUE PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Lord Abbett Mid Cap Value Portfolio (the "Portfolio") from Lord, Abbett & Co. LLC ("Lord Abbett") to Invesco Advisers, Inc. ("Invesco") to be effective October 1, 2013, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Invesco. Effective October 1, 2013, the name of the Portfolio will change to Invesco Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Lord Abbett will change to Invesco. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lord Abbett and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective October 1, 2013:

In the Portfolio Summary, the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

High total return by investing in equity securities of mid-sized companies.

In the Portfolio Summary, the Annual Portfolio Operating Expenses table in the section entitled "Fees and Expenses of the Portfolio" is deleted in its entirety and replaced with the following:

	Class A	Class B	Class E
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%

Total Annual Portfolio Operating Expenses	0.75%	1.00%	0.90%
Fee Waiver*	(0.02%)	(0.02%)	(0.02%)

Net Operating Expenses	0.73%	0.98%	0.88%

*	Restated to reflect that, provided the Portfolio's daily net assets are between $750 million and $1.4 billion, MetLife Advisers LLC has contractually agreed, for the period October 1, 2013 through April 30, 2015, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.625% of the first $1.4 billion of the Portfolio's average daily net assets and 0.600% of such assets over $1.4 billion. This arrangement may be modified or discontinued prior to April 30, 2015, only with the approval of the Board of Trustees of the Portfolio.

In the Portfolio Summary, the section entitled "Example" is deleted in its entirety and replaced with the following:

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2015. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$239	$416	$931
Class B	$100	$318	$553	$1,227
Class E	$90	$286	$498	$1,110

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Invesco Advisers, Inc. ("Invesco"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in equity securities of mid-sized companies. Invesco seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook. Invesco emphasizes a value style of investing, seeking securities of companies that it believes are undervalued. Invesco will consider selling a security if it reaches Invesco's estimate of fair value or if a more attractive investment opportunity is identified.

The Portfolio considers a company to be a mid-sized company if it has a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2012, the market capitalizations of companies in the Russell Midcap® Index ranged from $312.72 million to $24.98 billion. The Portfolio invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts ("REITs").

The Portfolio can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Portfolio can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Portfolio will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Portfolio can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Portfolio can also invest in options to mitigate risk.

In the Portfolio Summary, in the section entitled "Principal Risks" the following disclosure is added after the final paragraph:

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

In the Portfolio Summary, the first paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The information below shows the volatility of the Portfolio's returns from year to year and how the Portfolio's average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. Effective October 1, 2013, Invesco became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers. As with all mutual funds, past returns are not a prediction of future returns.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return by investing in equity securities of mid-sized companies.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all fee waivers for the Portfolio remain in effect through April 30, 2015. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Invesco Advisers, Inc. ("Invesco"), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio's net assets in equity securities of mid-sized companies. Invesco seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook. Invesco emphasizes a value style of investing, seeking securities of companies that it believes are undervalued. Invesco will consider selling a security if it reaches Invesco's estimate of fair value or if a more attractive investment opportunity is identified.

The Portfolio considers a company to be a mid-sized company if it has a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2012, the market capitalizations of companies in the Russell Midcap® Index ranged from $312.72 million to $24.98 billion. The Portfolio invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts ("REITs").

		The Portfolio can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Portfolio can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Portfolio will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Portfolio can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Portfolio can also invest in options to mitigate risk.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below shows the volatility of the Portfolio's returns from year to year and how the Portfolio's average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. Effective October 1, 2013, Invesco became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadvisers. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows the volatility of the Portfolio's returns from year to year and how the Portfolio's average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Lord Abbett Mid Cap Value Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	931
Lord Abbett Mid Cap Value Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	553
10 Years	rr_ExpenseExampleYear10	1,227
Lord Abbett Mid Cap Value Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,110

[1]	Restated to reflect that, provided the Portfolio's daily net assets are between $750 million and $1.4 billion, MetLife Advisers LLC has contractually agreed, for the period October 1, 2013 through April 30, 2015, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.625% of the first $1.4 billion of the Portfolio's average daily net assets and 0.600% of such assets over $1.4 billion. This arrangement may be modified or discontinued prior to April 30, 2015, only with the approval of the Board of Trustees of the Portfolio.